Auditor’s remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration
The audit of the company annual accounts	$ 42	$ 40	$ 38
The audit of accounts of subsidiaries of the company	17	17	15
Total audit	59	57	53
Audit-related assurance services	5	4	4
Total audit and audit-related assurance services	64	61	57
Non-audit and other assurance services	9	4	3
Services relating to BP pension plans	1	1	1
Auditor's remuneration	$ 74	$ 66	$ 61